Investments - Schedule of Unrealized and Realized Gains and Losses of Investments in Equity Securities in Current Assets (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Unrealized and Realized Gains and Losses of Investments in Equity Securities in Current Assets [Line Items]
Total net loss recognized			¥ (2,544,834)	¥ (15,344,616)
Less: Net realized loss on equity securities sold			(1,245,632)
Net unrealized loss recognized on equity securities held			¥ (1,299,202)	¥ (15,344,616)